Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Loan Activity for Officers, Directors and Affiliates

unaffiliated persons. Loan activity for officers, directors and their affiliates for the year ended December 31, 2012 is as follows:

Balance at beginning of year	$37,626
New loans	5,283
Repayments	(8,420)
Changes in affiliated persons	(12)

Balance at end of year	$34,477